Concentration of Credit Risk and Significant Customers (Details) (Revenues [Member])	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Concentration Risk [Line Items]
Percentage of revenue	100.00%	100.00%	100.00%	100.00%
Novartis [Member]
Concentration Risk [Line Items]
Percentage of revenue	95.00%	0.00%	36.00%	0.00%
Monsanto [Member]
Concentration Risk [Line Items]
Percentage of revenue	5.00%	0.00%	54.00%	0.00%
Mirna [Member]
Concentration Risk [Line Items]
Percentage of revenue	0.00%	0.00%	4.00%	0.00%
Debiopharm [Member]
Concentration Risk [Line Items]
Percentage of revenue	0.00%	91.00%	1.00%	63.00%
Astra Zeneca [Member]
Concentration Risk [Line Items]
Percentage of revenue	0.00%	0.00%	0.00%	9.00%
Undisclosed Partner #1 [Member]
Concentration Risk [Line Items]
Percentage of revenue	0.00%	0.00%	0.00%	8.00%
Other [Member]
Concentration Risk [Line Items]
Percentage of revenue	0.00%	9.00%	5.00%	20.00%